Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants issued by UHI
Financial Instruments
Assets at fair value	$ 36,395,183	$ 38,298,606
Derivative financial instruments
Financial Instruments
Assets at fair value	2,263,874	647,770
Recurring basis
Financial Instruments
Assets at fair value	51,970,312	50,900,987
Liabilities at fair value		5,508
Recurring basis | Derivative financial instruments
Financial Instruments
Liabilities at fair value		5,508
Recurring basis | Temporary investments
Financial Instruments
Assets at fair value	6,013,678	5,498,219
Recurring basis | Available-for-sale investments | Available-for-sale financial assets
Financial Instruments
Assets at fair value	7,297,577	6,456,392
Recurring basis | Derivative financial instruments
Financial Instruments
Assets at fair value	2,263,874	647,770
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis
Financial Instruments
Assets at fair value	6,013,678	5,498,219
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Temporary investments
Financial Instruments
Assets at fair value	6,013,678	5,498,219
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis
Financial Instruments
Assets at fair value	9,561,451	7,104,162
Liabilities at fair value		5,508
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments
Financial Instruments
Liabilities at fair value		5,508
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Available-for-sale investments | Available-for-sale financial assets
Financial Instruments
Assets at fair value	7,297,577	6,456,392
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments
Financial Instruments
Assets at fair value	2,263,874	647,770
Internal Models with Significant Unobservable Inputs (Level 3)
Financial Instruments
Assets at fair value	36,395,183	38,298,606	$ 35,042,577
Internal Models with Significant Unobservable Inputs (Level 3) | Recurring basis
Financial Instruments
Assets at fair value	36,395,183	38,298,606
UHI | Warrants issued by UHI
Financial Instruments
Assets at fair value	36,395,183	38,298,606
UHI | Recurring basis | Warrants issued by UHI | Available-for-sale financial assets
Financial Instruments
Assets at fair value	36,395,183	38,298,606
UHI | Internal Models with Significant Unobservable Inputs (Level 3) | Recurring basis | Warrants issued by UHI | Available-for-sale financial assets
Financial Instruments
Assets at fair value	$ 36,395,183	$ 38,298,606